United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Hermes Institutional Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/24

Date of Reporting Period: Six months ended 04/30/24

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2024

Share Class | Ticker	A | FIHAX	C | FIHCX	Institutional | FIHBX	R6 | FIHLX

Federated Hermes Institutional High Yield Bond Fund
Fund Established 2002

A Portfolio of Federated Hermes Institutional Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2023 through April 30, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2024, the Fund’s index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	11.4%
Cable Satellite	7.1%
Insurance - P&C	6.5%
Automotive	6.4%
Midstream	5.7%
Gaming	4.9%
Media Entertainment	4.6%
Health Care	4.6%
Packaging	4.5%
Building Materials	4.1%
Independent Energy	3.7%
Other[2]	32.3%
Cash Equivalents[3]	2.7%
Other Assets and Liabilities - Net[4]	1.5%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg US Corporate High Yield 2% Issuer
Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2024 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS— 95.7%
	Aerospace/Defense— 1.6%
$ 9,550,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	$9,489,007
20,750,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	20,740,662
13,925,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	14,001,574
38,600,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	38,899,128
6,175,000	TransDigm, Inc., Sr. Sub., Note, Series WI, 4.625%, 1/15/2029	5,662,815
14,275,000	TransDigm, Inc., Sr. Sub., Note, Series WI, 4.875%, 5/1/2029	13,145,711
17,925,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	17,434,923
	TOTAL	119,373,820
	Airlines— 0.1%
9,150,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	9,052,271
2,125,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	2,053,946
	TOTAL	11,106,217
	Automotive— 6.4%
4,100,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	4,146,314
36,950,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	35,565,069
3,725,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	3,871,914
1,395,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	1,396,796
6,875,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	6,850,077
2,950,000	Dana, Inc., Sr. Unsecd. Note, 5.625%, 6/15/2028	2,845,957
36,600,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	30,272,914
9,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.700%, 8/10/2026	8,497,758
30,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	29,385,679
23,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	20,577,304
23,800,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	23,567,092
11,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	11,015,841
4,375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	4,172,429
22,975,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	21,898,002
23,475,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	23,232,663
12,050,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.350%, 11/4/2027	12,466,863
30,200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	29,353,389
17,025,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	16,745,739
21,000,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	20,665,716
10,175,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	10,409,218
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Automotive— continued
$80,275,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	$80,531,296
36,525,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	31,331,960
27,600,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	26,605,705
6,525,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/23/2030	6,544,478
6,750,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	6,802,227
8,400,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	8,597,365
	TOTAL	477,349,765
	Banking— 0.2%
12,675,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	12,575,487
	Building Materials— 4.1%
3,275,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	2,873,124
9,850,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	9,075,636
4,300,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	4,296,102
10,275,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	10,111,201
6,025,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	5,110,351
33,150,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	29,903,471
37,700,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	33,259,015
24,675,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	22,917,883
14,925,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	14,010,620
7,200,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 4/1/2032	7,155,012
4,575,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	4,148,045
36,475,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	37,007,973
26,250,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	26,664,015
15,050,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	12,341,792
15,725,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	13,939,700
5,950,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	5,617,196
28,400,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	27,379,730
25,800,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	24,956,301
15,375,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	15,394,296
	TOTAL	306,161,463
	Cable Satellite— 7.1%
438,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	429,500
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Cable Satellite— continued
$14,325,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	$11,012,005
40,675,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	31,864,303
8,775,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	6,365,835
31,525,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	25,642,164
3,450,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	2,597,379
27,325,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	22,727,577
6,225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	4,901,345
9,350,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	8,523,085
10,400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	9,755,953
7,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	6,699,542
4,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.375%, 3/1/2031	3,798,242
3,825,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	2,361,810
24,400,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	15,521,860
25,925,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	16,478,433
20,125,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	8,752,731
21,175,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	17,379,322
31,975,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	14,049,338
3,975,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	2,968,290
23,475,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	12,721,111
8,100,000	DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	5,484,972
14,700,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	6,597,482
21,050,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	13,229,140
24,525,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	9,872,575
7,900,000	DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	7,970,287
16,350,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	14,571,148
6,050,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	5,636,366
15,125,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	12,177,918
9,825,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	8,767,252
18,925,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	16,064,310
3,600,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	3,403,171
20,375,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	18,929,351
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Cable Satellite— continued
$44,000,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	$41,459,000
40,275,000	UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	35,112,752
15,025,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	12,316,296
7,400,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	6,250,626
9,850,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	8,960,392
10,100,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	8,259,777
17,325,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	14,475,361
14,525,000	VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	12,248,688
3,800,000	Ziggo BV, Sec. Fac. Bond, 144A, 4.875%, 1/15/2030	3,328,459
7,925,000	Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	6,583,866
35,200,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	34,642,012
	TOTAL	530,891,026
	Chemicals— 2.5%
7,350,000	Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	6,103,095
6,125,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	5,882,297
5,275,000	Axalta Coating Systems Dutch Holding B BV, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	5,386,424
9,500,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	8,310,631
9,425,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	9,554,731
20,250,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	18,248,103
11,850,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	10,941,196
34,750,000	Herens Holdco Sarl, Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	30,035,850
9,125,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	8,943,555
17,475,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	15,764,550
18,700,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	19,866,293
20,400,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	18,403,549
2,325,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.125%, 3/15/2027	2,137,298
4,500,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	3,873,884
7,625,000	WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	7,246,614
4,050,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	4,109,090
14,025,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	12,572,558
	TOTAL	187,379,718
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Construction Machinery— 0.8%
$28,000,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	$24,807,235
2,500,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	2,137,941
12,850,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	11,464,410
10,600,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	10,170,424
1,725,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	1,656,404
825,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	817,371
3,200,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	2,808,568
5,650,000	United Rentals, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	5,523,625
	TOTAL	59,385,978
	Consumer Cyclical - Services— 0.7%
16,400,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	14,950,446
2,100,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,735,762
21,175,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	18,357,260
12,600,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	11,650,923
8,175,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	7,748,054
	TOTAL	54,442,445
	Consumer Cyclical Services— 2.7%
6,478,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	6,467,449
8,500,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	8,529,397
20,800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	17,679,027
50,150,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	50,014,265
24,575,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	23,513,867
5,625,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	5,366,755
4,325,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	4,376,851
28,325,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	25,069,188
50,251,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	50,064,003
8,900,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	8,601,218
	TOTAL	199,682,020
	Consumer Products— 1.7%
2,925,000	Acushnet Co., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2028	3,005,715
53,250,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	51,877,013
5,625,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	5,090,435
9,850,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	9,515,006
25,900,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	22,904,059
18,300,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	16,645,510
12,175,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	12,038,535
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Products— continued
$4,700,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	$4,002,820
	TOTAL	125,079,093
	Diversified Manufacturing— 2.0%
42,525,000	Emerald Debt Merger, Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	42,197,112
55,950,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	56,027,444
10,700,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	10,642,746
12,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	12,855,760
6,650,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	6,661,099
18,100,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	18,403,609
	TOTAL	146,787,770
	Finance Companies— 2.6%
29,825,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	30,803,618
1,850,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.400%, 3/26/2029	1,846,509
1,825,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.500%, 3/26/2031	1,828,061
2,025,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	2,119,727
14,225,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	12,865,619
8,050,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	7,596,429
10,850,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	9,735,493
12,100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	12,073,022
6,400,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	6,384,472
17,400,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	15,345,778
18,475,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	15,677,896
17,150,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	15,760,461
11,300,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	9,235,665
25,375,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	24,982,523
19,600,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	18,228,296
12,025,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	11,551,162
	TOTAL	196,034,731
	Food & Beverage— 1.4%
2,125,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	2,106,076
1,175,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,116,706
19,450,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	19,700,179
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Food & Beverage— continued
$17,025,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	$15,272,082
4,475,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	4,335,848
8,100,000	Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	8,001,970
12,325,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	11,703,411
9,675,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	9,398,291
3,550,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	3,230,915
20,375,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	19,004,486
8,225,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	8,305,284
	TOTAL	102,175,248
	Gaming— 4.9%
20,225,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	18,117,544
12,800,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	12,150,622
8,075,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	7,156,599
8,975,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	9,043,642
12,075,000	Caesars Entertainment Corp., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	11,905,083
9,300,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	8,304,544
5,525,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	5,515,669
425,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	414,125
19,100,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	18,985,385
22,275,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	22,591,592
6,775,000	Light & Wonder, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	6,914,213
14,325,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	13,909,486
9,475,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	9,470,320
11,850,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	10,818,344
40,325,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	38,337,381
22,075,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	22,427,758
18,425,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	15,446,564
6,175,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	5,873,119
13,125,000	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	12,488,813
20,400,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	19,315,683
15,325,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	15,479,507
4,075,000	Station Casinos, Inc., 144A, 6.625%, 3/15/2032	3,996,552
33,600,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	31,190,526
4,300,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	3,773,037
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Gaming— continued
$2,675,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	$2,625,960
9,800,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	9,357,551
5,025,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.500%, 1/15/2028	4,773,976
1,900,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	1,763,933
11,450,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	11,273,211
12,750,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, 144A, 7.125%, 2/15/2031	12,940,387
	TOTAL	366,361,126
	Health Care— 4.6%
13,625,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	12,497,028
11,675,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	10,347,467
32,350,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	30,103,351
11,925,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	8,442,812
30,300,000	CHS/Community Health Systems, Inc., 144A, 2nd Lien, 6.875%, 4/15/2029	22,555,714
9,425,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	8,639,487
3,375,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	2,948,183
3,827,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	3,812,081
15,700,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	12,850,529
5,150,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	3,975,729
10,825,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	9,318,503
3,175,000	Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	3,351,543
7,850,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	7,816,192
7,400,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	7,405,311
8,350,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	8,174,702
8,450,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	8,165,789
2,550,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	2,564,757
3,375,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	3,164,034
7,325,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	5,864,027
4,625,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	4,601,197
16,725,000	Mozart Debt Merger Sub., Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	14,999,750
73,300,000	Mozart Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	68,303,425
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Health Care— continued
$4,600,000		Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	$4,390,358
1,550,000		Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	1,433,885
5,250,000		Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	4,813,493
18,900,000		Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	18,301,621
13,775,000		Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	13,732,168
5,675,000		Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	5,693,348
27,550,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	27,229,957
4,625,000		Tenet Healthcare Corp., Term Loan - 1st Lien, 4.625%, 6/15/2028	4,357,080
		TOTAL	339,853,521
		Health Insurance— 0.5%
23,175,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	21,875,021
12,900,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	12,023,227
		TOTAL	33,898,248
		Independent Energy— 3.7%
6,325,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	6,018,696
2,475,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	2,537,130
6,075,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	5,794,993
9,850,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	9,843,364
8,375,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	8,553,890
2,971,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	3,723,314
7,700,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	7,639,254
1,900,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 5.750%, 3/15/2099	45,125
10,175,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	241,656
2,250,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2026	2,223,492
1,600,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	1,570,393
2,200,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	2,201,010
4,775,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	5,084,690
3,250,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	3,451,474
16,050,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	16,763,166
9,475,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	8,639,413
22,450,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	21,394,888
3,725,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	3,672,967
31,700,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	31,548,992
7,625,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	7,728,305
8,900,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	8,826,881
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Independent Energy— continued
$11,525,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	$11,534,998
2,500,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	2,619,157
8,450,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	8,450,455
10,925,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	10,805,143
10,019,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	9,942,358
5,900,000	Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	6,152,508
5,500,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	5,068,980
12,200,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	11,258,306
7,375,000	Sitio Royalties Operating Partnership Lp / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	7,590,893
9,150,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	9,090,472
4,450,000	SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	4,417,915
4,575,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	4,555,447
9,175,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	9,181,226
5,950,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	5,362,560
7,675,000	Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	7,293,575
2,525,000	Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	2,609,002
	TOTAL	273,436,088
	Industrial - Other— 1.7%
7,400,000	Artera Services LLC, 1st Priority Sr. Secd. Note, 144A, 8.500%, 2/15/2031	7,577,852
20,575,000	Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	20,439,382
2,950,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	2,739,193
51,375,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	47,705,251
26,725,000	Redwood Star Merger Sub, Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	27,386,271
5,150,000	Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	5,052,658
17,325,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	16,590,912
	TOTAL	127,491,519
	Insurance - P&C— 6.5%
21,475,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	21,557,294
2,325,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	2,281,855
11,975,000	AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	11,837,495
30,950,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	28,163,609
8,550,000	Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	8,420,540
61,550,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	60,007,352
25,700,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	23,457,287
12,200,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	11,855,474
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Insurance - P&C— continued
$62,850,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	$57,335,931
18,700,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	18,722,889
36,125,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	36,680,025
27,575,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	25,403,309
52,800,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	52,346,634
18,875,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	19,416,109
19,800,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	20,977,268
29,625,000	Panther Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 6/1/2031	29,797,600
11,675,000	Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	10,721,896
41,650,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	41,480,472
	TOTAL	480,463,039
	Leisure— 1.5%
1,700,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.000%, 5/1/2029	1,648,436
3,825,000	Carnival Corp., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2029	3,929,109
8,550,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	8,910,930
13,025,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	12,771,413
6,775,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	6,925,458
7,900,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	7,714,696
750,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 4.250%, 7/1/2026	720,693
4,325,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	4,211,836
7,750,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	7,607,652
10,050,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	9,913,997
32,125,000	SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	29,648,561
5,775,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	5,596,598
13,900,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	13,881,008
	TOTAL	113,480,387
	Lodging— 0.7%
1,875,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	1,576,999
9,275,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	8,325,949
5,050,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	5,020,850
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Lodging— continued
$13,000,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	$12,859,688
3,225,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	3,033,725
9,925,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	9,734,003
4,825,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	4,903,976
7,675,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	7,043,014
		TOTAL	52,498,204
		Media Entertainment— 4.6%
30,875,000	[1,2]	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	1,133,931
14,100,000	[1,2]	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	517,844
3,868,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	2,304,501
16,475,000		Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	9,920,653
5,600,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	5,100,992
6,200,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	3,748,658
10,225,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	9,867,864
2,727,564		iHeartCommunications, Inc., 6.375%, 5/1/2026	2,307,554
5,400,000		iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	3,860,788
5,800,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	4,260,475
49,979,646		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	26,864,894
2,000,000		Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	1,786,809
8,850,000		Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	8,393,473
3,100,000		Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	2,653,228
62,775,000		Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	56,263,757
6,075,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	5,399,193
24,175,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	22,752,942
3,200,000		Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	3,286,675
6,225,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	5,547,054
8,200,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	7,245,992
6,575,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	6,264,448
16,600,000		ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	14,370,230
5,375,000		Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	3,176,329
13,250,000		Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	10,439,723
2,775,000		Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	1,926,016
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Media Entertainment— continued
$15,950,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	$14,372,146
12,925,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	8,971,372
20,775,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	18,333,486
34,950,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	19,101,483
14,425,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	12,561,385
11,100,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	10,637,528
15,200,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	15,196,066
19,475,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	15,819,740
6,425,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	5,656,733
1,250,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	1,090,877
	TOTAL	341,134,839
	Metals & Mining— 0.7%
19,650,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	18,204,984
3,850,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	3,377,312
1,150,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	1,124,407
12,825,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	12,541,341
21,350,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	19,991,183
	TOTAL	55,239,227
	Midstream— 5.7%
8,100,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	8,058,961
3,625,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	3,521,937
17,175,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	16,903,333
9,325,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	8,880,691
23,650,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	23,239,263
32,175,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	31,518,730
2,050,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	2,045,420
12,600,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	12,839,841
2,275,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 3.250%, 1/31/2032	1,902,287
13,050,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	12,220,241
13,000,000	Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	12,436,801
21,975,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	19,468,428
11,575,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	11,944,613
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Midstream— continued
$17,675,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	$15,703,907
21,375,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	20,838,576
6,625,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	6,542,024
10,000,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	9,261,086
24,275,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	22,200,289
2,120,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	2,118,251
5,525,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	5,478,042
17,100,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	17,137,517
1,600,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	1,631,448
1,450,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2030	1,521,581
4,550,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	4,109,987
1,525,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	1,459,616
575,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	569,008
15,300,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	14,658,775
19,150,000	HF Sinclair Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	18,378,288
9,500,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	9,548,991
12,600,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	12,424,278
30,250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	26,898,121
3,425,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.875%, 2/1/2031	3,207,811
13,625,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	13,187,565
4,200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	4,229,329
24,050,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	23,480,359
4,600,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	4,407,237
1,850,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	1,768,349
5,100,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	4,985,619
3,750,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	3,621,694
13,825,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	11,572,006
	TOTAL	425,920,300
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Oil Field Services— 2.0%
$29,450,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	$28,876,087
29,575,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	29,531,368
8,300,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	8,366,952
15,750,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	15,613,430
6,900,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	6,548,839
675,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	696,552
1,275,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	1,264,781
11,675,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	11,564,141
7,739,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	7,745,019
24,625,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	24,605,403
17,625,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	17,526,728
	TOTAL	152,339,300
	Packaging— 4.5%
34,714,354	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	8,596,208
23,400,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	19,310,598
37,225,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	19,023,464
32,325,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	16,519,368
13,875,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	11,598,914
1,475,000	Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	1,226,766
6,325,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	6,301,491
10,650,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	10,828,267
5,350,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	5,223,265
17,475,000	Bway Holding Co., 144A, 9.250%, 4/15/2027	17,144,642
13,375,000	Bway Holding Co., Sec. Fac. Bond, 144A, 7.875%, 4/15/2027	13,642,500
75,450,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	72,990,013
8,600,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	8,423,924
5,425,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	4,960,525
26,950,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	27,079,037
8,438,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	8,439,930
9,450,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	9,476,271
3,950,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	3,658,048
2,525,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	2,385,159
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Packaging— continued
$6,125,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	$6,056,653
5,900,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	6,013,740
7,350,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	7,230,535
47,075,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	46,666,968
	TOTAL	332,796,286
	Paper— 0.4%
14,475,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	13,173,958
2,225,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	2,018,647
13,475,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	11,981,349
1,025,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	892,993
1,250,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	1,195,865
	TOTAL	29,262,812
	Pharmaceuticals— 1.5%
8,850,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	5,725,675
5,050,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	3,489,499
2,100,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	1,540,235
14,000,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	6,006,490
7,350,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	3,167,556
1,400,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	582,574
17,700,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	7,743,750
14,825,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	6,740,409
4,425,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	2,869,347
39,350,000	Grifols Escrow Issuer SA, Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	31,826,068
18,300,000	Jazz Securities Designated Activity Co., Sec. Fac. Bond, 144A, 4.375%, 1/15/2029	16,667,503
3,400,000	Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	3,099,803
23,600,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	20,423,598
	TOTAL	109,882,507
	Restaurant— 1.5%
2,925,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	2,700,911
76,875,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	66,346,498
8,900,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	8,285,244
6,050,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	5,844,809
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Restaurant— continued
$4,975,000	Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	$4,302,837
7,150,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	6,443,429
5,825,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	5,499,948
13,200,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	12,365,680
	TOTAL	111,789,356
	Retailers— 1.1%
16,225,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	15,877,263
225,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 4.750%, 3/1/2030	204,186
16,275,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	14,732,767
5,600,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	4,982,827
8,325,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	7,051,108
9,525,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	7,751,511
5,525,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	4,912,991
3,200,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	2,925,692
21,225,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	22,069,224
875,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	852,538
	TOTAL	81,360,107
	Supermarkets— 0.6%
6,800,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	6,464,516
12,775,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	11,284,831
13,275,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	13,020,291
6,100,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	6,100,325
8,675,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	8,813,639
	TOTAL	45,683,602
	Technology— 11.4%
9,700,000	AMS AG, Sr. Unsecd. Note, 144A, 12.250%, 3/30/2029	9,718,236
22,725,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	22,881,962
19,350,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	19,513,260
15,150,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	8,708,320
11,475,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., 144A, 8.000%, 6/15/2029	11,814,844
28,475,000	Central Parent, Inc./Central Merger Sub., Inc., 144A, 7.250%, 6/15/2029	28,806,164
3,900,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	3,424,509
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Technology— continued
$37,525,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	$34,213,129
27,325,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	26,313,708
26,300,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	24,295,117
17,800,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	16,893,090
23,175,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	20,313,921
26,675,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	23,780,378
8,700,000	Entegris Escrow Corp., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	8,213,735
19,200,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	18,714,021
13,500,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	11,961,944
6,900,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	6,361,538
6,450,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	6,071,306
8,828,820	Goto Group, Inc., 144A, 5.500%, 5/1/2028	7,554,821
12,192,180	Goto Group, Inc., 144A, 5.500%, 5/1/2028	8,184,769
24,625,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	22,459,830
19,425,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	17,161,184
22,900,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	23,050,728
71,025,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	65,855,484
72,175,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	65,042,450
3,000,000	MSCI, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2031	2,628,251
17,425,000	NCR Atleos Escrow Corp., Sec. Fac. Bond, 144A, 9.500%, 4/1/2029	18,538,605
9,225,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	8,504,529
19,475,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	17,915,574
14,725,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	13,130,907
9,050,000	Open Text Corp. - OLD, 144A, 6.900%, 12/1/2027	9,248,113
17,450,000	Open Text Corp. - OLD, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	15,944,159
8,000,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	6,862,634
33,325,000	Picard Midco, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	31,632,535
3,000,000	Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	2,771,522
13,510,000	Rackspace Finance LLC, 144A, 3.500%, 5/15/2028	6,432,786
5,650,000	Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	5,676,583
39,925,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	33,293,294
4,350,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	4,110,378
26,409,625	Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	29,645,433
1,150,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	1,223,297
7,300,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	7,800,743
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Technology— continued
$3,100,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	$2,778,800
8,700,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	8,403,878
4,450,000		Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	3,764,864
39,225,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	38,159,378
8,875,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	7,803,040
13,500,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	12,086,075
29,325,000		UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	29,399,358
9,575,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	8,054,805
14,025,000		ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	12,352,305
		TOTAL	849,470,294
		Transportation Services— 0.5%
15,225,000		Stena International SA, Sr. Secd. Note, 144A, 7.250%, 1/15/2031	15,251,680
21,800,000		Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	21,548,820
		TOTAL	36,800,500
		Utility - Electric— 2.8%
13,300,000		Calpine Corp., 144A, 4.500%, 2/15/2028	12,431,616
14,650,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	12,689,853
7,900,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	7,264,462
7,450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	6,758,893
9,500,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	9,019,867
22,922,000	[1,2]	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	10,001,098
1,650,000		NextEra Energy Operating Partners LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	1,539,038
17,700,000		NextEra Energy Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	17,946,172
4,375,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	4,370,238
6,150,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	5,399,025
6,450,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	5,466,774
2,082,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	1,756,095
7,375,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	6,982,219
4,325,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	4,260,796
11,875,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	10,597,179
27,175,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	25,384,583
8,350,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	8,554,969
8,750,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	8,335,227
9,650,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	9,426,197
27,450,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	26,730,107
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Utility - Electric— continued
$2,425,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/15/2032	$2,416,542
8,775,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	9,006,414
		TOTAL	206,337,364
		Wireless Communications— 0.4%
20,425,000		Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	20,454,555
7,400,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	7,461,191
		TOTAL	27,915,746
		TOTAL CORPORATE BONDS (IDENTIFIED COST $7,810,538,818)	7,121,839,153
		COMMON STOCKS— 0.1%
		Media Entertainment— 0.0%
141,935	[2]	iHeartMedia, Inc.	298,063
		Oil Field Services— 0.1%
169,801	[2]	Superior Energy Services, Inc.	10,946,901
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,038,651)	11,244,964
		INVESTMENT COMPANY— 2.7%
199,600,810		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.34%[3] (IDENTIFIED COST $199,657,363)	199,600,810
		TOTAL INVESTMENT IN SECURITIES—98.5% (IDENTIFIED COST $8,016,234,832)[4]	7,332,684,927
		OTHER ASSETS AND LIABILITIES - NET—1.5%[5]	112,030,645
		TOTAL NET ASSETS—100%	$7,444,715,572
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2024, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2023	$168,580,302
Purchases at Cost	$1,011,202,073
Proceeds from Sales	$(980,134,090)
Change in Unrealized Appreciation/Depreciation	$(44,301)
Net Realized Gain/(Loss)	$(3,174)
Value as of 4/30/2024	$199,600,810
Shares Held as of 4/30/2024	199,600,810
Dividend Income	$6,283,065
Semi-Annual Shareholder Report

1	Issuer in default.
2	Non-income-producing security.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $8,026,927,880.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$7,121,839,153	$—	$7,121,839,153
Equity Securities:
Common Stocks
Domestic	298,063	10,946,901	—	11,244,964
Investment Company	199,600,810	—	—	199,600,810
TOTAL SECURITIES	$199,898,873	$7,132,786,054	$—	$7,332,684,927

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Period Ended 10/31/2023[1]
Net Asset Value, Beginning of Period	$8.26	$8.57
Income From Investment Operations:
Net investment income (loss)[2]	0.24	0.35
Net realized and unrealized gain (loss)	0.41	(0.31)
Total From Investment Operations	0.65	0.04
Less Distributions:
Distributions from net investment income	(0.25)	(0.35)
Net Asset Value, End of Period	$8.66	$8.26
Total Return[3]	7.91%	0.50%
Ratios to Average Net Assets:
Net expenses[4]	0.74%[5]	0.74%[5]
Net investment income	5.66%[5]	5.74%[5]
Expense waiver/reimbursement[6]	0.06%[5]	0.06%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$13,846	$12,066
Portfolio turnover[7]	11%	14%[8]

1	Reflects operations for the period from February 9, 2023 (commencement of operations) to October 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2023.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Period Ended 10/31/2023[1]
Net Asset Value, Beginning of Period	$8.22	$8.57
Income From Investment Operations:
Net investment income (loss)[2]	0.21	0.30
Net realized and unrealized gain (loss)	0.42	(0.34)
Total From Investment Operations	0.63	(0.04)
Less Distributions:
Distributions from net investment income	(0.22)	(0.31)
Net Asset Value, End of Period	$8.63	$8.22
Total Return[3]	7.66%	(0.52)%
Ratios to Average Net Assets:
Net expenses[4]	1.52%[5]	1.49%[5]
Net investment income	4.84%[5]	4.87%[5]
Expense waiver/reimbursement[6]	0.02%[5]	0.05%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,908	$901
Portfolio turnover[7]	11%	14%[8]

1	Reflects operations for the period from February 9, 2023 (commencement of operations) to October 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2023.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.25	$8.32	$9.91	$9.57	$9.78	$9.56
Income From Investment Operations:
Net investment income (loss)[1]	0.26	0.51	0.48	0.48	0.52	0.56
Net realized and unrealized gain (loss)	0.40	(0.06)	(1.57)	0.37	(0.21)	0.24
Total From Investment Operations	0.66	0.45	(1.09)	0.85	0.31	0.80
Less Distributions:
Distributions from net investment income	(0.26)	(0.52)	(0.50)	(0.51)	(0.52)	(0.58)
Redemption fees	—	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$8.65	$8.25	$8.32	$9.91	$9.57	$9.78
Total Return[3]	8.05%	5.42%	(11.30)%	8.94%	3.39%	8.60%
Ratios to Average Net Assets:
Net expenses[4]	0.49%[5]	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	5.92%[5]	6.03%	5.30%	4.76%	5.48%	5.77%
Expense waiver/ reimbursement[6]	0.04%[5]	0.05%	0.05%	0.05%	0.06%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,533,128	$5,202,252	$5,542,801	$7,425,236	$6,287,623	$5,773,584
Portfolio turnover[7]	11%	14%	12%	32%	32%	26%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.25	$8.32	$9.92	$9.57	$9.79	$9.56
Income From Investment Operations:
Net investment income (loss)[1]	0.26	0.51	0.48	0.47	0.51	0.56
Net realized and unrealized gain (loss)	0.40	(0.06)	(1.58)	0.39	(0.21)	0.25
Total From Investment Operations	0.66	0.45	(1.10)	0.86	0.30	0.81
Less Distributions:
Distributions from net investment income	(0.26)	(0.52)	(0.50)	(0.51)	(0.52)	(0.58)
Redemption fees	—	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$8.65	$8.25	$8.32	$9.92	$9.57	$9.79
Total Return[3]	8.06%	5.43%	(11.38)%	9.06%	3.29%	8.72%
Ratios to Average Net Assets:
Net expenses[4]	0.48%[5]	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	5.93%[5]	6.03%	5.29%	4.78%	5.34%	5.80%
Expense waiver/ reimbursement[6]	0.02%[5]	0.02%	0.02%	0.01%	0.03%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,895,833	$1,958,657	$1,669,728	$2,679,769	$3,059,665	$1,142,761
Portfolio turnover[7]	11%	14%	12%	32%	32%	26%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2024 (unaudited)

Assets:
Investment in securities, at value including $199,600,810 of investments in affiliated holdings* (identified cost $8,016,234,832, including $199,657,363 of identified cost in affiliated holdings)	$7,332,684,927
Cash	1,285,289
Income receivable	125,245,837
Income receivable from affiliated holdings	876,580
Receivable for investments sold	18,456,120
Receivable for shares sold	6,224,051
Total Assets	7,484,772,804
Liabilities:
Payable for investments purchased	15,203,829
Payable for shares redeemed	19,466,098
Income distribution payable	4,767,750
Payable for investment adviser fee (Note 5)	77,930
Payable for administrative fee (Note 5)	15,751
Payable for Directors’/Trustees’ fees (Note 5)	10,902
Payable for distribution services fee (Note 5)	1,106
Payable for other service fees (Notes 2 and 5)	3,692
Accrued expenses (Note 5)	510,174
Total Liabilities	40,057,232
Net assets for 860,480,220 shares outstanding	$7,444,715,572
Net Assets Consist of:
Paid-in capital	$8,578,231,784
Total distributable earnings (loss)	(1,133,516,212)
Total Net Assets	$7,444,715,572
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
$13,845,856 ÷ 1,599,139 shares outstanding, no par value, unlimited shares authorized	$8.66
Offering price per share (100/95.50 of $8.66)	$9.07
Redemption proceeds per share	$8.66
Class C Shares:
$1,908,148 ÷ 221,221 shares outstanding, no par value, unlimited shares authorized	$8.63
Offering price per share	$8.63
Redemption proceeds per share	$8.63
Institutional Shares:
$5,533,128,411 ÷ 639,608,911 shares outstanding, no par value, unlimited shares authorized	$8.65
Offering price per share	$8.65
Redemption proceeds per share	$8.65
Class R6 Shares:
$1,895,833,157 ÷ 219,050,949 shares outstanding, no par value, unlimited shares authorized	$8.65
Offering price per share	$8.65
Redemption proceeds per share	$8.65

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2024 (unaudited)

Investment Income:
Interest	$231,091,569
Dividends (including $6,283,065 received from affiliated holdings*)	10,085,223
TOTAL INCOME	241,176,792
Expenses:
Investment adviser fee (Note 5)	15,034,944
Administrative fee (Note 5)	2,924,886
Custodian fees	105,848
Transfer agent fees (Note 2)	1,438,964
Directors’/Trustees’ fees (Note 5)	14,789
Auditing fees	20,727
Legal fees	5,729
Portfolio accounting fees	116,042
Distribution services fee (Note 5)	5,775
Other service fees (Notes 2 and 5)	16,677
Share registration costs	62,411
Printing and postage	118,091
Miscellaneous (Note 5)	31,487
TOTAL EXPENSES	19,896,370
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(579,475)
Reimbursements of other operating expenses (Notes 2 and 5)	(796,269)
TOTAL WAIVER AND REIMBURSEMENTS	(1,375,744)
Net expenses	18,520,626
Net investment income	222,656,166
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(3,174) on sales of investments in affiliated holdings*)	(117,472,855)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(44,301) on investments in affiliated holdings*)	471,940,299
Net realized and unrealized gain (loss) on investments	354,467,444
Change in net assets resulting from operations	$577,123,610

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2024	Year Ended 10/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$222,656,166	$456,094,327
Net realized gain (loss)	(117,472,855)	(121,498,837)
Net change in unrealized appreciation/depreciation	471,940,299	67,646,931
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	577,123,610	402,242,421
Distributions to Shareholders:
Class A Shares	(348,927)	(256,440)[1]
Class C Shares	(38,370)	(6,881)[1]
Institutional Shares	(165,379,770)	(342,550,009)
Class R6 Shares	(63,446,420)	(121,768,212)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(229,213,487)	(464,581,542)
Share Transactions:
Proceeds from sale of shares	1,082,533,399	2,270,570,864
Net asset value of shares issued to shareholders in payment of distributions declared	199,763,972	400,999,024
Cost of shares redeemed	(1,359,367,435)	(2,647,884,106)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(77,070,064)	23,685,782
Change in net assets	270,840,059	(38,653,339)
Net Assets:
Beginning of period	7,173,875,513	7,212,528,852
End of period	$7,444,715,572	$7,173,875,513

1	Reflects operations for the period from February 9, 2023 (commencement of operations) to October 31, 2023.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Hermes Institutional High Yield Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.
Class A Shares and Class C Shares commenced operations on February 9, 2023.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Semi-Annual Shareholder Report

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $1,375,744 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended April 30, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$3,537	$(2,362)
Class C Shares	460	(60)
Institutional Shares	1,336,510	(793,847)
Class R6 Shares	98,457	—
TOTAL	$1,438,964	$(796,269)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
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For the six months ended April 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$14,770
Class C Shares	1,907
TOTAL	$16,677
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2024		Period Ended 10/31/2023[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	758,208	$6,616,398	1,568,267	$13,192,829
Shares issued to shareholders in payment of distributions declared	39,887	348,495	30,335	256,276
Shares redeemed	(660,572)	(5,774,468)	(136,986)	(1,155,560)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	137,523	$1,190,425	1,461,616	$12,293,545
	Six Months Ended 4/30/2024		Period Ended 10/31/2023[1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	120,440	$1,048,129	112,620	$945,728
Shares issued to shareholders in payment of distributions declared	4,419	38,518	828	6,888
Shares redeemed	(13,155)	(112,882)	(3,931)	(32,692)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	111,704	$973,765	109,517	$919,924
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	92,255,414	$801,630,077	178,658,378	$1,510,275,168
Shares issued to shareholders in payment of distributions declared	16,585,615	144,801,637	35,370,724	298,683,798
Shares redeemed	(100,003,602)	(865,985,730)	(249,391,947)	(2,103,122,727)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,837,427	$80,445,984	(35,362,845)	$(294,163,761)
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	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	31,445,719	$273,238,795	89,163,650	$746,157,139
Shares issued to shareholders in payment of distributions declared	6,247,183	54,575,322	12,081,702	102,052,062
Shares redeemed	(56,023,049)	(487,494,355)	(64,436,102)	(543,573,127)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(18,330,147)	$(159,680,238)	36,809,250	$304,636,074
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(9,243,493)	$(77,070,064)	3,017,538	$23,685,782

1	Reflects operations for the period from February 9, 2023 (commencement of operations) to October 31, 2023.
4. FEDERAL TAX INFORMATION
At April 30, 2024, the cost of investments for federal tax purposes was $8,026,927,880. The net unrealized depreciation of investments for federal tax purposes was $694,242,953. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $60,687,849 and unrealized depreciation from investments for those securities having an excess of cost over value of $754,930,802.
As of October 31, 2023, the Fund had a capital loss carryforward of $318,847,570 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$4,625,903	$314,221,667	$318,847,570
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2024, the Adviser voluntarily waived $466,909 of its fee and voluntarily reimbursed $796,269 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2024, the Adviser reimbursed $112,566.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.75% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the six months ended April 30, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$5,775
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2024, FSC retained $2,672 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. FSC also retained $4,307 of CDSC relating to redemptions of Class A Shares and $500 relating to redemptions of Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2024, FSSC received $416 of the other service fees disclosed in Note 2.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2024, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.74%, 1.53%, 0.49% and 0.48% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2025; or (b) the date of the Fund’s next effective Prospectus. Prior to January 1, 2024 the Fee Limit for the Class C Shares was 1.49%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2024, were as follows:
Purchases	$823,400,464
Sales	$960,511,604
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023, which was renewed on June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under
Semi-Annual Shareholder Report

the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2024, the Fund had no outstanding loans. During the six months ended April 30, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2024, there were no outstanding loans. During the six months ended April 30, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,079.10	$3.83
Class C Shares	$1,000	$1,076.60	$7.85
Institutional Shares	$1,000	$1,080.50	$2.53
Class R6 Shares	$1,000	$1,080.60	$2.48
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.18	$3.72
Class C Shares	$1,000	$1,017.30	$7.62
Institutional Shares	$1,000	$1,022.43	$2.46
Class R6 Shares	$1,000	$1,022.48	$2.41

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.74%
Class C Shares	1.52%
Institutional Shares	0.49%
Class R6 Shares	0.48%
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Evaluation and Approval of Advisory Contract–May 2023
FEDERATED HERMES INSTITUTIONAL HIGH YIELD BOND FUND (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Semi-Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
Semi-Annual Shareholder Report

Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
Semi-Annual Shareholder Report

Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2022, the Fund’s performance fell below the Performance Peer Group median for the one-year and three-year periods, and was above the Performance Peer Group median for the five-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that
Semi-Annual Shareholder Report

other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
Semi-Annual Shareholder Report

security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Institutional Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Institutional High Yield Bond Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
Semi-Annual Shareholder Report

the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Institutional High Yield Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B839
CUSIP 31420B821
CUSIP 31420B300
CUSIP 31420B847
28539 (6/24)
© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not Applicable
(b)	Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics - Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Institutional Trust

By /S/ Jeremy D. Boughton

Jeremy D. Boughton

Principal Financial Officer

Date June 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 21, 2024

By /S/ Jeremy D. Boughton

Jeremy D. Boughton

Principal Financial Officer

Date June 21, 2024